Stockholders' Equity - Additional Information (Detail) - Series A Preferred Stock [Member] - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Dividends, preferred stock	$ 0.9
Preferred stock shares outstanding	795,878	795,878